SHAREHOLDERS' DEFICIT - Warrants and Rights (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Right D $ / shares shares	Dec. 31, 2022 D Right $ / shares shares	Dec. 31, 2021 shares
SHAREHOLDERS' DEFICIT
Warrants exercisable term from the completion of business combination	30 days	30 days
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Number of rights in a unit	0.0625
Number of rights | Right	16
Private Placement Warrants
SHAREHOLDERS' DEFICIT
Warrants outstanding	400,000	400,000	400,000
Restrictions on transfer period of time after business combination completion	30 days	30 days
Public Warrants
SHAREHOLDERS' DEFICIT
Warrants outstanding	12,650,000	12,650,000	12,650,000
Number of fractional warrants issued upon separation of the units	0	0
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold period for filling registration statement after business combination	15 days	15 days
Public Warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants | Redemption of warrants when the price per ordinary share equals or exceeds $18.00
SHAREHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Rights | Class A ordinary shares
SHAREHOLDERS' DEFICIT
Number of rights in a unit		0.0625
Number of rights | Right		16